Carrying Amount and Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Assets of discontinued operations		$ 278
Total assets	325,266	247,259
Liabilities:
Total liabilities	291,065	214,102
Investment Management Funds
Assets:
Trading assets	10,751	14,121
Other financial assets	596	645
Total assets	11,347	14,766
Liabilities:
Trading liabilities	10,053	13,561
Total liabilities	10,085	13,563
Carrying Amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	90,243	18,549
Interest-bearing deposits with banks	36,321	50,200
Federal funds sold and securities purchased under resale agreements	4,510	5,169
Securities	84,665	68,950
Trading assets	7,861	6,276
Loans	40,976	34,163
Hedging derivatives	1,600	836
Other financial assets	9,004	8,283
Total financial assets	275,180	192,426
Assets of discontinued operations		278
Non-financial assets	38,739	39,789
Total assets	325,266	247,259
Liabilities:
Noninterest-bearing deposits	95,335	38,703
Interest-bearing deposits	123,759	106,636
Federal funds purchased and securities sold under repurchase agreements	6,267	5,602
Trading liabilities	8,071	6,911
Payables to customers and broker-dealers	12,671	9,962
Borrowings	2,376	2,997
Long-term debt	19,933	16,517
Hedging derivatives	319	160
Total financial liabilities	268,731	187,488
Non-financial liabilities	12,249	13,051
Total liabilities	291,065	214,102
Carrying Amount | Investment Management Funds
Assets:
Total assets	11,347	14,766
Liabilities:
Total liabilities	10,085	13,563
Carrying Amount | Interest Rate Contract
Assets:
Hedging derivatives	965	834
Liabilities:
Hedging derivatives	298	44
Carrying Amount | Foreign Exchange Contract
Assets:
Hedging derivatives	635	2
Liabilities:
Hedging derivatives	21	116
Estimated Fair Value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	90,243	18,549
Interest-bearing deposits with banks	36,382	50,253
Federal funds sold and securities purchased under resale agreements	4,510	5,169
Securities	84,802	68,504
Trading assets	7,861	6,276
Loans	41,186	34,241
Hedging derivatives	1,600	836
Other financial assets	9,004	8,283
Total financial assets	275,588	192,111
Assets of discontinued operations		278
Liabilities:
Noninterest-bearing deposits	95,335	38,703
Interest-bearing deposits	123,760	107,417
Federal funds purchased and securities sold under repurchase agreements	6,267	5,602
Trading liabilities	8,071	6,911
Payables to customers and broker-dealers	12,671	9,962
Borrowings	2,376	2,997
Long-term debt	20,459	17,120
Hedging derivatives	319	160
Total financial liabilities	269,258	188,872
Estimated Fair Value | Investment Management Funds
Assets:
Total assets	11,347	14,766
Liabilities:
Total liabilities	10,085	13,563
Estimated Fair Value | Interest Rate Contract
Assets:
Hedging derivatives	965	834
Liabilities:
Hedging derivatives	298	44
Estimated Fair Value | Foreign Exchange Contract
Assets:
Hedging derivatives	635	2
Liabilities:
Hedging derivatives	$ 21	$ 116